Inventory	12 Months Ended
Feb. 28, 2017
Inventory [Text Block]
2.	Inventory

	2017	2016
Finished goods, net	$279,666	$304,453
Raw materials	81,436	663,577
	$361,102	$968,030

The ending balance above includes a total inventory obsolescence provision of $15,638 as at February 28, 2017 (2016 - $39,870).

Inventory Obsolescence Provision	2017	2016	2015

Balance at beginning of year	$39,870	$114,744	$100,058
Obsolescence provision	404,767	75,000	45,000
Write-off of inventory	(428,999)	(149,874)	(30,314)
Balance at end of year	$15,638	$39,870	$114,744